PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2025
Cost model
Furniture and facilities	40,574,402	10	—	3,869,810	(70,694)	44,373,518	(34,958,970)	82,004	—	(1,381,858)	—	(36,258,824)	8,114,694
Machinery and equipment	159,924,156	5	—	4,145,443	(11,384,465)	152,685,134	(141,874,096)	10,648,223	—	(6,249,082)	—	(137,474,955)	15,210,179
Vehicles	4,680,048	5	—	894,687	(2,435,445)	3,139,290	(2,271,695)	2,418,030	—	(1,678,841)	—	(1,532,506)	1,606,784
Right of use assets	26,337,613	5	—	15,247,466	(13,593,461)	27,991,618	(15,909,393)	12,338,073	—	(11,840,607)	—	(15,411,927)	12,579,691
Construction in progress	16,755,526		—	6,489,458	(7,122,289)	16,122,695	—	—	—	—	—	—	16,122,695
Revaluation model
Land and Buildings	90,236,550	50	(266,908)	—	—	89,969,642	(9,397,790)	—	—	(1,547,535)	—	(10,945,325)	79,024,317
Total	338,508,295	—	(266,908)	30,646,864	(34,606,354)	334,281,897	(204,411,944)	25,486,330	—	(22,697,923)	—	(201,623,537)	132,658,360

	Gross carrying amount						Depreciation
	At the												Net
	beginning					At the	At the		Additions by				carrying
	of the	Useful				end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2024
Cost model
Furniture and facilities	40,417,474	10	—	650,616	(493,688)	40,574,402	(34,016,981)	717,533	—	(1,659,522)	—	(34,958,970)	5,615,432
Machinery and equipment	153,672,817	5	—	6,829,442	(578,103)	159,924,156	(134,441,145)	620,718	—	(8,053,669)	—	(141,874,096)	18,050,060
Vehicles	6,549,765	5	—	328,213	(2,197,930)	4,680,048	(2,781,063)	1,645,332	—	(1,135,964)	—	(2,271,695)	2,408,353
Right of use assets	27,467,286	5	—	11,534,251	(12,663,924)	26,337,613	(15,742,075)	12,612,210	—	(12,779,528)	—	(15,909,393)	10,428,220
Construction in progress	16,204,015		—	6,509,091	(5,957,580)	16,755,526	—	—	—	—	—	—	16,755,526
Revaluation model
Land and Buildings	96,846,925	50	(6,566,680)	—	(43,695)	90,236,550	(7,645,306)	—	—	(1,752,484)	—	(9,397,790)	80,838,760
Total	341,158,282	—	(6,566,680)	25,851,613	(21,934,920)	338,508,295	(194,626,570)	15,595,793	—	(25,381,167)	—	(204,411,944)	134,096,351

Summary of Revaluation of Property Plant and Equipment

		Revalued		Revalued	Residual
		amount		amount	Value
		at the		at the	according to
	Revaluation	beginning of	Change of	end of	the cost
Class	date	the year	year	the year	model
Land and buildings	12/31/2025	80,838,760	(1,814,443)	79,024,317	49,030,842
Land and buildings	12/31/2024	89,201,619	(8,362,859)	80,838,760	49,078,938